Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
May 31, 2023
LTB-NPRT3-0723
1.804849.119
Nonconvertible Bonds - 66.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	5,000,000	4,824,756
1.65% 2/1/28	12,588,000	10,901,010
NTT Finance Corp.:
0.583% 3/1/24 (b)	4,260,000	4,108,663
1.162% 4/3/26 (b)	8,933,000	8,065,213
1.591% 4/3/28 (b)	10,000,000	8,675,488
Verizon Communications, Inc.:
2.355% 3/15/32	6,779,000	5,467,041
3% 3/22/27	626,000	589,744
		42,631,915
Media - 0.5%
Comcast Corp. 3.95% 10/15/25	2,610,000	2,565,282
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,444,344
Magallanes, Inc.:
3.638% 3/15/25	1,048,000	1,014,235
3.755% 3/15/27	7,549,000	7,074,405
		12,098,266
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	5,568,000	5,307,110
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,409,726
3.5% 4/15/25	6,000,000	5,817,955
		20,534,791
TOTAL COMMUNICATION SERVICES		75,264,972
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 3.5%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,889,000	17,263,484
1.45% 3/2/26 (b)	6,948,000	6,343,826
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (c)(d)	10,000,000	10,011,823
1.05% 3/8/24	2,306,000	2,229,868
1.25% 1/8/26	8,359,000	7,505,622
1.7% 8/18/23	10,000,000	9,916,487
2.35% 2/26/27	7,500,000	6,706,427
4.15% 6/19/23	5,231,000	5,229,356
6% 1/9/28	5,000,000	5,079,046
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	15,040,000	13,602,151
3.95% 6/6/25 (b)	3,270,000	3,181,527
		87,069,617
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,439,824
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,007,387
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,287,009
		3,294,396
Specialty Retail - 0.7%
Advance Auto Parts, Inc. 5.95% 3/9/28	6,525,000	6,635,167
AutoZone, Inc. 3.625% 4/15/25	545,000	529,172
Lowe's Companies, Inc.:
4.4% 9/8/25	3,537,000	3,499,970
4.8% 4/1/26	985,000	982,637
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,540,037
		18,186,983
TOTAL CONSUMER DISCRETIONARY		113,990,820
CONSUMER STAPLES - 6.4%
Beverages - 1.0%
Constellation Brands, Inc. 3.6% 5/9/24	6,000,000	5,884,094
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000,000	9,631,803
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	9,957,576
		25,473,473
Consumer Staples Distribution & Retail - 1.6%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	7,321,000	7,060,101
0.95% 2/10/26 (b)	7,891,000	7,104,941
1.3% 2/10/28 (b)	3,614,000	3,088,828
Dollar General Corp.:
4.25% 9/20/24	4,000,000	3,945,556
4.625% 11/1/27	4,000,000	3,972,044
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,864,376
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	9,342,000	8,787,693
		39,823,539
Food Products - 1.7%
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	5,515,000	4,818,731
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,459,288
1.375% 1/15/27 (b)	10,440,000	9,058,806
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,433,795
Mondelez International, Inc. 2.125% 3/17/24	8,500,000	8,280,849
		43,051,469
Tobacco - 2.1%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	950,438
BAT Capital Corp. 3.222% 8/15/24	7,000,000	6,794,286
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,518,101
3.95% 6/15/25 (b)	5,000,000	4,841,411
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,250,000	7,963,455
4.25% 7/21/25 (b)	13,000,000	12,524,610
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,035,374
1.5% 5/1/25	3,501,000	3,277,982
		53,905,657
TOTAL CONSUMER STAPLES		162,254,138
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	1,898,000	1,857,146
2.061% 12/15/26	1,781,000	1,616,526
		3,473,672
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,444,290
ConocoPhillips Co. 2.4% 3/7/25	387,000	371,218
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	8,939,806
2.15% 2/16/24	1,379,000	1,343,525
2.5% 2/14/25	1,440,000	1,371,834
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,793,111
4.2% 9/15/23	1,441,000	1,433,547
4.5% 4/15/24	570,000	564,363
Enterprise Products Operating LP 5.05% 1/10/26	4,095,000	4,127,181
EQT Corp. 5.678% 10/1/25	5,584,000	5,579,868
Equinor ASA:
1.75% 1/22/26	1,120,000	1,040,452
2.875% 4/6/25	7,000,000	6,761,853
Hess Corp. 4.3% 4/1/27	4,500,000	4,358,813
MPLX LP 1.75% 3/1/26	15,044,000	13,715,417
Occidental Petroleum Corp. 2.9% 8/15/24	6,061,000	5,832,046
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,196,889
6.5% 3/13/27	12,000,000	10,351,800
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,258,338
3.85% 4/9/25	7,000,000	6,834,046
The Williams Companies, Inc. 5.4% 3/2/26	1,334,000	1,344,873
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,335,037
		97,998,307
TOTAL ENERGY		101,471,979
FINANCIALS - 32.0%
Banks - 17.5%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	8,114,000	7,138,691
Banco Santander SA 1.722% 9/14/27 (c)	5,000,000	4,368,010
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	11,000,000	10,315,383
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	7,000,000	6,947,362
1.197% 10/24/26 (c)	13,673,000	12,323,682
1.319% 6/19/26 (c)	16,000,000	14,676,509
1.734% 7/22/27 (c)	7,174,000	6,397,790
4.2% 8/26/24	5,750,000	5,655,728
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,844,704
2.279% 11/24/27 (c)	5,000,000	4,442,626
2.852% 5/7/26 (c)	18,848,000	17,711,089
3.932% 5/7/25 (c)	4,000,000	3,914,270
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	7,417,000	6,616,497
2.219% 6/9/26 (b)(c)	8,627,000	8,006,934
BPCE SA:
1.652% 10/6/26 (b)(c)	20,000,000	17,999,991
2.045% 10/19/27 (b)(c)	6,865,000	6,034,414
Capital One NA 2.28% 1/28/26 (c)	7,000,000	6,539,464
Citigroup, Inc.:
0.981% 5/1/25 (c)	5,320,000	5,074,878
2.014% 1/25/26 (c)	7,350,000	6,914,739
3.106% 4/8/26 (c)	10,000,000	9,585,944
5.61% 9/29/26 (c)	4,000,000	4,028,692
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,643,000	4,118,601
1.605% 3/30/28 (b)(c)	9,570,000	8,322,789
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	815,000	805,397
HSBC Holdings PLC:
1.589% 5/24/27 (c)	10,000,000	8,874,560
1.645% 4/18/26 (c)	6,567,000	6,060,889
3.803% 3/11/25 (c)	5,000,000	4,906,596
5.21% 8/11/28 (c)	4,327,000	4,264,383
ING Groep NV 1.726% 4/1/27 (c)	4,192,000	3,757,894
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	14,000,000	13,434,443
5.71% 1/15/26 (b)	5,031,000	4,789,047
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	7,855,000	7,462,550
1.045% 11/19/26 (c)	15,000,000	13,507,101
1.47% 9/22/27 (c)	10,000,000	8,862,407
2.083% 4/22/26 (c)	25,219,000	23,711,660
2.956% 5/13/31 (c)	12,053,000	10,296,996
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	2,636,000	2,489,736
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	8,000,000	7,332,703
1.538% 7/20/27 (c)	10,000,000	8,851,553
1.64% 10/13/27 (c)	5,000,000	4,408,495
2.193% 2/25/25	7,200,000	6,796,625
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	7,495,000	7,385,464
1.234% 5/22/27 (c)	10,000,000	8,821,010
NatWest Group PLC 4.519% 6/25/24 (c)	10,962,000	10,942,114
NatWest Markets PLC 0.8% 8/12/24 (b)	5,141,000	4,856,252
Rabobank Nederland 1.98% 12/15/27 (b)(c)	7,500,000	6,609,759
Regions Financial Corp. 2.25% 5/18/25	3,135,000	2,893,914
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,418,889
3.45% 6/2/25	5,700,000	5,411,838
5.807% 9/9/26 (c)	3,000,000	2,960,489
Societe Generale:
1.488% 12/14/26 (b)(c)	7,870,000	6,935,195
1.792% 6/9/27 (b)(c)	6,750,000	5,895,212
2.625% 10/16/24 (b)	1,530,000	1,453,439
3.875% 3/28/24 (b)	6,015,000	5,891,030
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	10,000,000	8,838,027
1.474% 7/8/25	10,000,000	9,203,893
Wells Fargo & Co.:
2.164% 2/11/26 (c)	10,000,000	9,442,778
2.188% 4/30/26 (c)	5,000,000	4,703,586
2.406% 10/30/25 (c)	10,000,000	9,554,435
4.3% 7/22/27	7,000,000	6,745,798
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,710,000	1,512,264
		445,067,208
Capital Markets - 6.7%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,248,845
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	10,000,000	8,635,000
2.593% 9/11/25 (b)(c)	4,805,000	4,522,274
6.373% 7/15/26 (b)(c)	4,500,000	4,428,855
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,710,873
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,748,865
1.447% 4/1/25 (c)	6,811,000	6,416,382
2.129% 11/24/26 (c)	14,479,000	12,843,909
2.222% 9/18/24 (c)	22,621,000	22,185,182
2.311% 11/16/27 (c)	7,028,000	6,046,877
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	4,500,000	4,431,251
1.757% 1/24/25 (c)	5,000,000	4,858,628
2.64% 2/24/28 (c)	5,000,000	4,533,078
3.272% 9/29/25 (c)	5,000,000	4,835,119
Intercontinental Exchange, Inc. 4% 9/15/27	7,139,000	7,012,321
Moody's Corp. 4.875% 2/15/24	4,000,000	3,974,117
Morgan Stanley:
0.79% 5/30/25 (c)	10,000,000	9,477,758
0.791% 1/22/25 (c)	11,500,000	11,127,634
2.188% 4/28/26 (c)	5,000,000	4,720,570
2.72% 7/22/25 (c)	3,953,000	3,812,594
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,031,732
S&P Global, Inc. 2.45% 3/1/27	7,508,000	6,968,633
State Street Corp. 2.901% 3/30/26 (c)	305,000	291,300
UBS AG London Branch:
1.25% 6/1/26 (b)	8,000,000	7,078,512
1.375% 1/13/25 (b)	5,000,000	4,663,752
		168,604,061
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,407,674
1.75% 1/30/26	7,095,000	6,353,737
2.45% 10/29/26	2,102,000	1,874,367
4.875% 1/16/24	1,481,000	1,468,154
Ally Financial, Inc. 5.125% 9/30/24	9,760,000	9,531,559
Capital One Financial Corp.:
1.343% 12/6/24 (c)	5,000,000	4,847,845
1.878% 11/2/27 (c)	7,000,000	6,043,259
5.468% 2/1/29 (c)	1,983,000	1,925,945
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,666,620
3.375% 11/13/25	8,000,000	7,378,778
Hyundai Capital America 1% 9/17/24 (b)	9,737,000	9,168,095
John Deere Capital Corp. 3.4% 6/6/25	5,076,000	4,950,332
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,421,501
4.375% 3/19/24	4,922,000	4,767,498
		70,805,364
Financial Services - 2.5%
AIG Global Funding 0.9% 9/22/25 (b)	7,000,000	6,333,514
Athene Global Funding:
0.95% 1/8/24 (b)	8,877,000	8,560,793
1% 4/16/24 (b)	8,000,000	7,600,173
1.73% 10/2/26 (b)	5,000,000	4,305,117
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	7,961,215
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,677,115
Corebridge Financial, Inc.:
3.5% 4/4/25	943,000	900,192
3.65% 4/5/27	1,345,000	1,258,467
GA Global Funding Trust 1.25% 12/8/23 (b)	9,500,000	9,245,529
Jackson Financial, Inc.:
1.125% 11/22/23	10,000,000	9,795,337
5.17% 6/8/27	1,397,000	1,335,842
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	1,972,666
The Western Union Co. 2.85% 1/10/25	1,242,000	1,187,446
		64,133,406
Insurance - 2.5%
American International Group, Inc. 2.5% 6/30/25	3,334,000	3,160,027
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,577,159
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	15,000,000	12,725,483
1.7% 11/12/26 (b)	5,000,000	4,398,928
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,040,836
Guardian Life Global Funding:
1.1% 6/23/25 (b)	7,850,000	7,181,196
1.4% 7/6/27 (b)	8,010,000	6,945,138
Pacific Life Global Funding II 1.2% 6/24/25 (b)	4,494,000	4,119,487
Pricoa Global Funding I 2.4% 9/23/24 (b)	6,476,000	6,227,399
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,896,532
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,286,000
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,765,374
		62,323,559
TOTAL FINANCIALS		810,933,598
HEALTH CARE - 3.2%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	6,578,000	6,632,406
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,750,910
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,725,086
		8,475,996
Health Care Providers & Services - 0.7%
Cigna Group 0.613% 3/15/24	2,410,000	2,320,766
CVS Health Corp. 5% 2/20/26	8,000,000	8,009,432
HCA Holdings, Inc. 3.125% 3/15/27 (b)	7,100,000	6,570,108
		16,900,306
Life Sciences Tools & Services - 0.7%
Revvity, Inc. 0.85% 9/15/24	10,160,000	9,570,549
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,486,730
		19,057,279
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	4,877,796
4.25% 12/15/25 (b)	10,500,000	10,194,553
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,805,593
Elanco Animal Health, Inc. 6.022% 8/28/23	552,000	547,860
GSK Consumer Healthcare Capital 3.125% 3/24/25	8,600,000	8,270,212
Viatris, Inc. 1.65% 6/22/25	480,000	441,846
		31,137,860
TOTAL HEALTH CARE		82,203,847
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp. 5% 2/27/26	3,801,000	3,826,514
The Boeing Co.:
1.95% 2/1/24	10,390,000	10,148,877
3.2% 3/1/29	7,200,000	6,482,988
4.875% 5/1/25	3,000,000	2,969,392
		23,427,771
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	548,000	519,210
Commercial Services & Supplies - 0.5%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,613,354
Ground Transportation - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,904,320
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	6,309,000	6,084,136
1.2% 3/11/26 (b)	6,674,000	6,087,343
		12,171,479
Machinery - 1.1%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	3,204,000	3,028,914
2% 12/14/26 (b)	5,000,000	4,496,184
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,611,378
Parker Hannifin Corp.:
3.65% 6/15/24	4,750,000	4,658,091
4.25% 9/15/27	3,086,000	3,008,580
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,818,138
		27,621,285
Passenger Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,992,349	3,423,446
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,306,449
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,688,063	2,425,953
		11,155,848
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,427,806
0.8% 8/18/24	4,323,000	4,058,175
2.2% 1/15/27	3,565,000	3,147,573
4.25% 2/1/24	2,597,000	2,565,770
		13,199,324
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	6,697,239
3.95% 7/1/24 (b)	955,000	923,719
5.5% 1/15/26 (b)	2,089,000	2,010,768
		9,631,726
TOTAL INDUSTRIALS		113,244,317
INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. 3.2% 4/1/24	896,000	880,196
Dell International LLC/EMC Corp. 5.25% 2/1/28	8,564,000	8,598,634
		9,478,830
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	13,039,210
Microchip Technology, Inc. 0.983% 9/1/24	5,060,000	4,766,378
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,780,806
		23,586,394
Software - 0.7%
Oracle Corp.:
1.65% 3/25/26	3,618,000	3,304,426
5.8% 11/10/25	7,000,000	7,121,766
VMware, Inc.:
1% 8/15/24	6,564,000	6,198,472
1.4% 8/15/26	2,882,000	2,552,044
		19,176,708
TOTAL INFORMATION TECHNOLOGY		52,241,932
MATERIALS - 1.2%
Chemicals - 1.2%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,600,000	7,591,189
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,243,042
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,626,638
Nutrien Ltd.:
4.9% 3/27/28	8,000,000	7,930,242
5.9% 11/7/24	3,688,000	3,710,329
		31,101,440
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,196,218
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,839,267
Crown Castle International Corp. 1.35% 7/15/25	566,000	520,807
ERP Operating LP 3.375% 6/1/25	3,000,000	2,895,842
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	574,638
Kimco Realty Op LLC 3.3% 2/1/25	5,500,000	5,285,330
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,630,146
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,203,201
Realty Income Corp. 2.2% 6/15/28	456,000	398,662
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,762,130
Spirit Realty LP 2.1% 3/15/28	5,695,000	4,787,590
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,496,482
3% 1/15/30	4,013,000	3,453,043
3.5% 4/15/24	2,140,000	2,091,516
Vornado Realty LP 2.15% 6/1/26	1,017,000	834,949
Welltower OP LLC 3.625% 3/15/24	4,035,000	3,955,560
		38,925,381
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	372,000	347,757
TOTAL REAL ESTATE		39,273,138
UTILITIES - 4.0%
Electric Utilities - 2.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,739,999
Duke Energy Corp. 4.3% 3/15/28	9,784,000	9,461,395
Eversource Energy 5.45% 3/1/28	9,000,000	9,153,972
Exelon Corp. 2.75% 3/15/27	681,000	629,196
FirstEnergy Corp.:
1.6% 1/15/26	606,000	553,345
2.05% 3/1/25	3,271,000	3,067,269
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,456,570
Georgia Power Co. 4.65% 5/16/28	3,465,000	3,427,389
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,078,289
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,524,000	2,508,212
Southern Co. 0.6% 2/26/24	3,789,000	3,647,095
Tampa Electric Co. 3.875% 7/12/24	4,358,000	4,288,425
Vistra Operations Co. LLC 5% 7/31/27 (b)	10,000,000	9,397,693
		51,408,849
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,110,797
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,394,144
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	3,916,844
		8,310,988
Multi-Utilities - 1.6%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,223,485
3.071% 8/15/24 (c)	5,000,000	4,837,859
DTE Energy Co. 4.22% 11/1/24	8,200,000	8,066,404
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,620,655
2.95% 9/1/29	3,000,000	2,642,992
5.25% 3/30/28	6,140,000	6,185,618
Sempra Energy:
3.3% 4/1/25	3,298,000	3,174,693
3.4% 2/1/28	2,613,000	2,431,819
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	454,000	370,000
5% 9/27/25	2,810,000	2,808,327
		40,361,852
TOTAL UTILITIES		101,192,486
TOTAL NONCONVERTIBLE BONDS (Cost $1,806,711,920)		1,683,172,667

U.S. Treasury Obligations - 9.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.875% 6/30/26	22,063,700	20,092,619
1.25% 12/31/26	85,078,600	77,504,604
4% 2/29/28 (e)	55,601,100	56,089,781
4.125% 10/31/27 (e)	68,104,900	68,807,232
4.5% 11/15/25	20,000,000	20,128,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $245,534,160)		242,623,142

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	4,575,488	4,510,455
6.5% 7/1/32 to 8/1/36	100,562	104,631
7% 8/1/28 to 6/1/33	68,194	71,825
7.5% to 7.5% 11/1/26 to 2/1/28	13,883	14,261
8.5% 9/1/25	359	363
TOTAL FANNIE MAE		4,701,535
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	7,654	7,869
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	13,640	13,944
7.5% 2/15/28 to 10/15/28	1,775	1,835
8% 6/15/24	6	6
TOTAL GINNIE MAE		15,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,100,533)		4,725,189

Asset-Backed Securities - 12.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,107,205	1,663,474
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,680,079	2,414,885
Series 2021-2A Class A, 2.798% 1/15/47 (b)	4,982,282	4,262,342
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 6.3327% 7/22/32 (b)(c)(d)	10,230,000	10,060,601
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	5,545,000	5,468,551
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.1563% 1/17/32 (b)(c)(d)	5,000,000	4,917,575
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,508,619	9,168,673
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	685,567	576,090
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 6.263% 2/25/35 (c)(d)	89,753	88,229
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,938,450	3,454,178
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	5,000,000	4,866,747
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	5,293,508	5,137,272
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,385,860	3,106,526
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	2,685,000	2,634,466
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	11,007,000	10,825,230
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	8,354,748	8,258,593
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,179,628	1,129,158
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	7,135,000	7,002,182
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,820,000	10,381,896
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,696,410	1,678,429
Dominos Pizza Master Issuer LLC Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	1,870,000	1,796,679
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,336,422	2,271,293
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	9,586,000	9,438,730
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	56,180	56,112
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	2,000,446	1,965,881
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,224,444	1,195,134
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,280,000	1,255,417
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,867,000	4,852,420
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,774,000	13,456,831
Ford Credit Floorplan Master Owner Trust:
Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,478,843
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,068,000	4,046,346
Gm Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,047,000	4,034,955
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,438,000	3,404,253
Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,860,000	7,712,807
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,008,340	862,127
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 6.2727% 1/22/31 (b)(c)(d)	8,045,000	7,933,649
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	229,422	228,712
Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,089,211	1,079,963
Series 2022-2A Class A, 4.25% 8/15/32 (b)	2,795,099	2,769,490
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	346,201	334,434
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,323,575	1,305,166
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	10,020,000	9,814,690
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	9,803,000	9,212,338
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 6.1791% 5/20/29 (b)(c)(d)	6,105,809	6,043,206
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.0363% 4/15/30 (b)(c)(d)	7,909,481	7,795,846
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (c)(d)	33,410	32,675
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,253,163	4,801,201
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,905,000	4,846,235
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (b)	3,227,413	3,207,306
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	5,268,399	4,433,937
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,655,437
1.884% 7/15/50 (b)	1,204,000	1,087,365
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	12,211,015	10,745,693
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	2,745,766	2,740,532
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	7,582,000	7,430,042
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 6.2904% 11/18/30 (b)(c)(d)	8,973,968	8,891,426
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	1,693	1,612
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,961,000	3,674,409
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (b)(c)(d)(f)	304,000	222,018
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	245,071	243,809
Series 2021-3 Class A, 0.83% 7/20/31 (b)	972,953	961,031
Series 2021-4 Class A, 0.84% 9/20/31 (b)	2,034,970	1,991,198
Series 2021-5 Class A, 1.31% 11/20/31 (b)	2,732,025	2,664,066
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,082,794	1,032,892
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	4,976,381	4,714,685
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	6,590,878	6,075,840
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,097,798
Class B, 0.69% 5/20/27	8,000,000	7,587,822
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 6.2103% 4/17/30 (b)(c)(d)	8,269,117	8,161,916
TOTAL ASSET-BACKED SECURITIES (Cost $321,307,316)		307,741,364

Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.7%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,995,909	2,809,106
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	5,732,783	4,875,517
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	997,099	952,023
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,658,361	3,262,373
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,612,295	1,518,814
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,176,134	1,133,454
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,619,710	1,528,234
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,097,788	1,962,760
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,044,670	1,013,243
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	764,532	743,362
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	8,073,600	7,512,593
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	999,334	850,066
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,488,761	4,230,354
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	3,076,020	2,696,545
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	6,799,730	6,327,425
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,217,355	1,107,632
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,410,342	2,191,829
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,406,251	2,155,031
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	1,791,712	1,730,475
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	6,120,327	5,525,622
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,583,356	4,298,379
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,015,972	870,415
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,336,453	1,157,735
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	4,178,193	3,930,693
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,296,773	2,194,644
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,005,879	967,081
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	463	405
TOTAL PRIVATE SPONSOR		67,545,810
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,604,465	1,479,889
Series 2019-33 Class N, 3% 3/25/48	5,754,762	5,426,232
Series 2015-28 Class JE, 3% 5/25/45	1,123,209	1,060,207
Series 2018-3 Class LP, 3% 2/25/47	4,252,655	3,953,194
Series 2019-59 Class AB, 2.5% 10/25/39	1,893,329	1,720,459
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	2,784,068	2,593,010
sequential payer Series 4873 Class CA, 4% 7/15/47	1,819,661	1,784,961
Series 3949 Class MK, 4.5% 10/15/34	45,167	44,660
Series 4472 Class WL, 3% 5/15/45	518,710	488,075
TOTAL U.S. GOVERNMENT AGENCY		18,550,687
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,801,044)		86,096,497

Commercial Mortgage Securities - 7.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	2,178,000	2,115,479
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,612,504
BANK Series 2021-BN33 Class XA, 1.056% 5/15/64 (c)(g)	20,562,816	1,163,115
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	5,505,248	5,315,616
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	1,307,733	1,283,205
Series 2019-B14 Class XA, 0.7749% 12/15/62 (c)(g)	24,558,336	745,785
Series 2020-B17 Class XA, 1.4154% 3/15/53 (c)(g)	49,330,365	2,818,259
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(d)	5,047,000	4,788,671
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	7,152,000	6,929,036
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	4,501,000	4,345,420
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (b)(c)(d)	4,000,000	3,875,893
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	5,120,999	4,974,429
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	614,000	606,206
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	4,360,000	4,224,714
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	4,085,000	3,938,324
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	1,624,000	1,622,981
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	4,858,217	4,824,693
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 1/15/34 (b)(c)(d)	1,898,915	1,852,419
Series 2021-SOAR Class A, 1 month U.S. LIBOR + 0.670% 5.778% 6/15/38 (b)(c)(d)	4,208,841	4,076,935
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,624,464	5,982,782
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,329,541	4,657,016
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	1,313,000	1,293,119
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	4,627,061	4,568,466
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	270,118	267,010
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,298,149	1,248,173
COMM Mortgage Trust:
sequential payer:
Series 2015-CR22 Class ASB, 3.144% 3/10/48	695,387	678,731
Series 2015-CR23 Class ASB, 3.257% 5/10/48	572,764	558,010
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,180,736
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,683,940
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	4,987,591	4,956,565
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,148,147	1,929,600
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,635,000	1,571,963
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,796,739	2,679,364
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	6,073,000	5,856,011
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	2,038,100	1,994,665
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	2,682,000	2,515,306
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	78,353	77,822
Series 2014-GC20 Class AAB, 3.655% 4/10/47	132,593	130,825
Series 2014-GC26 Class AAB, 3.365% 11/10/47	900,020	879,458
Series 2015-GC28 Class AAB, 3.206% 2/10/48	707,688	688,529
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	3,864,758	3,742,135
Series 2013-GC13 Class A/S, 4.007% 7/10/46 (b)(c)	9,739,000	9,343,916
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,876,530
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	85,664	85,067
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,537,000	2,449,775
Series 2014-C25 Class ASB, 3.4074% 11/15/47	536,376	522,817
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,443,805
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	243,267	238,402
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(c)(d)	2,132,634	1,925,608
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	8,450,469
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,433,138
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	3,997,740	3,894,740
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(d)	2,266,000	2,193,361
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.151% 8/15/46 (c)	1,443,000	1,435,708
Series 2014-C15 Class ASB, 3.654% 4/15/47	238,224	235,802
Series 2014-C19 Class ASB, 3.326% 12/15/47	3,029,505	2,973,060
Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,383,485
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,303,755	1,287,580
Series 2015-C22 Class ASB, 3.04% 4/15/48	363,763	353,028
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,559,905
Series 2021-L6 Class XA, 1.2243% 6/15/54 (c)(g)	7,080,235	430,880
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (b)(c)(d)	6,751,645	6,497,052
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	4,056,000	3,918,706
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	490,074	472,383
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,026,770	997,580
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,778,932	2,695,701
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,715,575	2,612,718
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C16 Class ASB, 3.963% 9/15/46	19,279	19,208
Series 2014-C22 Class ASB, 3.464% 9/15/57	1,353,858	1,323,189
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $199,359,508)		187,307,523

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,192,314
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	721,364	721,364
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,297,686
TOTAL MUNICIPAL SECURITIES (Cost $6,479,230)		6,211,364

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,511,739)	3,525,000	3,141,216

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,678,567
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	6,655,000	6,223,360
TOTAL BANK NOTES (Cost $10,797,695)		9,901,927

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h) (Cost $13,520,529)	13,517,825	13,520,529

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,706,123,674)	2,544,441,418
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,406,004)
NET ASSETS - 100.0%	2,537,035,414

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	463	Sep 2023	95,298,422	(230,956)	(230,956)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,214	Sep 2023	241,498,969	(298,503)	(298,503)

TOTAL PURCHASED					(529,459)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	91	Sep 2023	10,416,656	(20,098)	(20,098)

TOTAL FUTURES CONTRACTS					(549,557)
The notional amount of futures purchased as a percentage of Net Assets is 13.3%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $914,932,514 or 36.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,470,424.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,289,901	520,729,220	510,498,592	383,104	-	-	13,520,529	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	-	177,786,359	177,786,359	13,125	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	37,677	1	37,282	104	(7,205)	6,809	-	0.0%
Total	3,327,578	698,515,580	688,322,233	396,333	(7,205)	6,809	13,520,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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